Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Exposure to foreign currency risk
Financial assets	$ 32,883	$ 32,721
Financial liabilities	(32,744)	(31,708)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(2,441)	(1,187)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(30,303)	(30,521)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	22,663	26,944
Financial liabilities	(7,559)	(9,070)
Net exposure	15,104	17,874
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	89	1,078
Net exposure	89	1,078
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	198	65
Financial liabilities	(1,129)	(748)
Net exposure	(931)	(683)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	300	95
Financial liabilities	(82)	(33)
Net exposure	218	62
Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	11
Net exposure	11
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(2,234)	(1,053)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(207)	(134)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(5,325)	(8,017)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(922)	(614)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(82)	(33)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	129	476
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	1	39
Loans receivable | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	16
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	10,001	9,411
Trade and other receivables | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	142
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	15
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	12,533	17,057
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	89	1,078
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	55	26
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	269	$ 95
Cash | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	$ 11